Schedule of Segment Reporting Information, by Segment (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales of goods	€ 17,009	€ 12,399	€ 13,135
Sales of RPPs and leases	3,988	4,508	4,689
Sales of spare parts and services	5,021	5,365	5,378
Total sales	26,018	22,272	23,202
Total net sales	26,018	22,272	23,202
Other Revenue, Net	47	20	506
Total revenues	26,065	22,292	23,708
Total cost of sales	(15,632)	(13,435)	(14,253)
Gross profit	10,433	8,857	9,455
Research and development expenses	(2,659)	(2,436)	(3,268)
Selling and marketing expenses	(6,620)	(5,874)	(6,684)
General and administrative expenses	(3,185)	(3,044)	(3,320)
Total expenses	(12,463)	(11,353)	(13,272)
Loss from operations	(2,030)	(2,497)	(3,818)
Total assets	30,444	32,238	35,938
Capital expenditures	600	871	600
Long-lived assets	4,913	5,498	5,886
Goodwill	2,412	2,412	2,412
Urology Devices and Services (UDS) [Member]
Sales of goods	15,126	10,957	11,196
Sales of RPPs and leases	1,293	1,238	1,184
Sales of spare parts and services	4,015	4,212	3,940
Total sales	20,433	16,407	16,319
Total net sales	20,433	16,407	16,319
Other Revenue, Net	0	0	500
Total revenues	20,433	16,407	16,820
Total cost of sales	(12,723)	(10,815)	(10,969)
Gross profit	7,710	5,592	5,851
Research and development expenses	(746)	(792)	(793)
Selling and marketing expenses	(4,794)	(3,865)	(3,943)
General and administrative expenses	(1,014)	(813)	(1,024)
Total expenses	(6,554)	(5,471)	(5,760)
Loss from operations	1,156	122	91
Total assets	20,894	21,309	20,803
Capital expenditures	539	760	411
Long-lived assets	3,129	3,391	3,310
Goodwill	1,767	1,767	1,767
FDA [Member]
Sales of goods	0	0	0
Sales of RPPs and leases	0	0	0
Sales of spare parts and services	0	0	0
Total sales	0	0	0
Total net sales	0	0	0
Other Revenue, Net	0	0	0
Total revenues	0	0	0
Total cost of sales	0	0	0
Gross profit	0	0	0
Research and development expenses	(992)	(694)	(1,734)
Selling and marketing expenses	0	0	0
General and administrative expenses	(97)	(79)	(193)
Total expenses	(1,089)	(773)	(1,927)
Loss from operations	(1,089)	(773)	(1,927)
Total assets	162	268	317
Capital expenditures	0	0	0
Long-lived assets	64	9	59
Goodwill	0	0	0
EDAP TMS (Corporate) [Member]
Sales of goods	0	0	0
Sales of RPPs and leases	0	0	0
Sales of spare parts and services	0	0	0
Total sales	0	0	0
Total net sales	0	0	0
Other Revenue, Net	0	0	0
Total revenues	0	0	0
Total cost of sales	0	0	0
Gross profit	0	0	0
Research and development expenses	0	0	0
Selling and marketing expenses	0	(41)	0
General and administrative expenses	(1,352)	(1,547)	(1,338)
Total expenses	(1,352)	(1,588)	(1,338)
Loss from operations	(1,352)	(1,588)	(1,338)
Total assets	2,071	2,984	5,474
Capital expenditures	39	27	73
Long-lived assets	217	150	175
Goodwill	0	0	0
High Intensity Focused Ultrasound (HIFU) [Member]
Sales of goods	1,884	1,442	1,939
Sales of RPPs and leases	2,695	3,270	3,505
Sales of spare parts and services	1,006	1,153	1,438
Total sales	5,585	5,865	6,882
Total net sales	5,585	5,865	6,882
Other Revenue, Net	47	20	6
Total revenues	5,632	5,885	6,888
Total cost of sales	(2,909)	(2,621)	(3,285)
Gross profit	2,723	3,264	3,604
Research and development expenses	(920)	(950)	(741)
Selling and marketing expenses	(1,825)	(1,968)	(2,741)
General and administrative expenses	(723)	(604)	(766)
Total expenses	(3,468)	(3,521)	(4,247)
Loss from operations	(746)	(257)	(644)
Total assets	7,316	7,677	9,344
Capital expenditures	22	84	116
Long-lived assets	1,504	1,948	2,341
Goodwill	€ 645	€ 645	€ 645